General - Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Purchase commitment	₩ 2,545,164	₩ 2,263,387
Investments in MMF(Money Market Funds)	875,470	853,140
Asset securitization
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	8,153,111	8,739,034
Investment assets	8,051,144	8,518,101
Purchase commitment	0
Credit offerings and others	101,967	220,933
Loss recognized on unconsolidated structured entities	₩ 0	₩ 183
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Asset securitization | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 14,856,750	₩ 15,640,521
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	8,051,144	8,518,101
Asset securitization | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	258,552	374,423
Asset securitization | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,213,331	3,878,882
Asset securitization | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,579,261	4,264,626
Asset securitization | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	170
Asset securitization | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	729	0
Asset securitization | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	95	677
Asset securitization | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	824	677
Structured finance [Member]
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	6,086,831	5,728,977
Investment assets	5,537,836	4,633,475
Purchase commitment	0
Credit offerings and others	548,995	1,095,502
Loss recognized on unconsolidated structured entities	₩ 17,388	₩ 11,872
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund,guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund,guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Structured finance [Member] | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 82,724,618	₩ 94,969,317
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,537,836	4,633,475
Structured finance [Member] | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	6,642	5,021
Structured finance [Member] | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	45,735	46,478
Structured finance [Member] | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,485,336	4,579,367
Structured finance [Member] | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Structured finance [Member] | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	123	2,609
Structured finance [Member] | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	4,975	673
Structured finance [Member] | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,631	863
Structured finance [Member] | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	6,606	1,536
Investment Fund
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	9,322,308	4,221,072
Investment assets	4,964,712	4,214,747
Purchase commitment	4,352,518
Credit offerings and others	5,078	6,325
Loss recognized on unconsolidated structured entities	₩ 113,976	₩ 71,309
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2021 and 2022 are 853,140 million Won and 875,470 million Won, respectively, and there is no additional commitments for MMF.	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2021 and 2022 are 853,140 million Won and 875,470 million Won, respectively, and there is no additional commitments for MMF.
Investment Fund | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 132,264,383	₩ 94,675,732
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,964,712	4,214,747
Investment Fund | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,397,416	3,550,532
Investment Fund | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Fund | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	31,124	71,662
Investment Fund | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	535,427	592,553
Investment Fund | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	745	0
Investment Fund | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,091	0
Investment Fund | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Fund | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,091	0
Real estate trust
Disclosure of unconsolidated structured entities [line items]
The maximum exposure to risks	92,856	115,212
Investment assets	40,073	54,662
Purchase commitment	0
Credit offerings and others	52,783	60,550
Loss recognized on unconsolidated structured entities	₩ 1,040	₩ 282
Disclosure of information about interests in structured entity	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.	‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.
Real estate trust | Assets [member]
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	₩ 1,316,930	₩ 1,398,508
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	40,073	54,662
Real estate trust | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	10,480	10,665
Real estate trust | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	29,593	43,997
Real estate trust | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	5,760	2,964
Real estate trust | Liabilities [member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 5,760	₩ 2,964